Offerings - Offering: 1	Feb. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	50,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 50,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,655
Offering Note
(1)
This Deferred Compensation Obligations to which this Registration Statement relates arise under the onsemi
Non-Qualified
Deferred Compensation Plan (the “
Plan
”) and are unsecured general obligations of ON Semiconductor Corporation to pay up to $50,000,000 of deferred compensation from time to time in the future pursuant to compensation deferral elections made by participants in the Plan in accordance with the terms of the Plan.

(2)	Estimated pursuant to Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee.